N-2 - $ / shares	Oct. 18, 2022	Oct. 14, 2022
Cover [Abstract]
Entity Central Index Key	0000759828
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Investors Trust
General Description of Registrant [Abstract]
Latest Share Price		$ 11.87
Latest Premium (Discount) to NAV [Percent]		(8.76%)
Latest NAV		$ 13.01